RELATED PARTIES - Narrative (Details) - USD ($)				3 Months Ended		12 Months Ended
	Aug. 03, 2017	Aug. 03, 2015	Dec. 04, 2014	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Capital securities				$ 3,385,000,000		$ 3,075,000,000	$ 3,385,000,000
BPREP Australia
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate				39.00%
333 West 34th Street
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired									25.00%
Consideration									$ 255,000,000
Affiliated entities
Disclosure of transactions between related parties [line items]
Capital securities				$ 420,000,000		0	420,000,000
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Management fee Inflation adjustment, percent of total capitalization		0.50%
Management fee expense, minimum	$ 50,000,000.0
Based management fee for services provided						107,000,000	83,000,000	$ 104,000,000
Equity enhancement distribution						$ 26,000,000	$ 1,000,000	$ 26,000,000
Preferred equity unit holders
Disclosure of transactions between related parties [line items]
Conversion condition, limit of market price to exchange price at maturity, percent			80.00%
Operating and Development Assets in New York
Disclosure of transactions between related parties [line items]
Ownership percentage interest (percent)					27.50%
Operating and Development Assets in New York | Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Proceeds from sales of interest in investment					$ 1,400,000,000
Brookfield Premier Real Estate Partners Pooling LLC | 333 West 34th Street
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired									75.00%
Third Party | BPREP Australia
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate				61.00%